Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Leases [Abstract]
Leases

Note 11. Leases

Finance leases

The Company’s financing lease does not provide an implicit rate that can be readily determined. Therefore, the Company uses discount rates based on the incremental borrowing rate of its most recent external debt of 8%.

The Company’s weighted-average remaining lease term relating to its finance leases is 3.63 years, with a weighted-average discount rate of 8.00%.

The Company incurred amortization expense for its financing leases of $16,977 and $0 during the six months ended June 30, 2023 and 2022, respectively, which was included in general and administrative expenses in the consolidated statements of operations and comprehensive loss. During the six months ended June 30, 2023 and 2022, the Company made cash lease payments of $16,977 and $0, respectively. As of June 30, 2023 and December 31, 2022, the financing lease right-of-use asset was $155,140 and $64,416, respectively, and is included in property and equipment, net on the condensed consolidated balance sheets, the current portion of financing lease liability was $38,559 and $14,327, respectively, and the financing lease liability, net of current portion was $116,881 and $48,946, respectively.

Operating leases

The Company’s operating leases do not provide an implicit rate that can be readily determined. Therefore, the Company uses discount rates based on the incremental borrowing rate of its most recent external debt of 8%.

The Company’s weighted-average remaining lease term relating to its operating leases is 0.42 years, with a weighted-average discount rate of 8.00%.

The Company incurred lease expense for its operating leases of $39,740 and $24,352 during the six months ended June 30, 2023 and 2022, respectively, which was included in general and administrative expenses in the condensed consolidated statements of operations and comprehensive loss. During the six months ended June 30, 2023 and 2022, the Company made cash lease payments of $39,740 and $24,352, respectively. At June 30, 2023 and December 31, 2022, the operating lease right-of-use asset was $24,761 and $62,113, respectively, the current portion of operating lease liability was $24,761 and $62,113, respectively, and the operating lease liability, net of current portion was $0 and $0, respectively.

The following table presents information about the future maturity of the lease liabilities under the Company’s operating and financing leases as of June 30, 2023.

Maturity of Lease Liabilities	Operating lease liabilities	Finance lease liability	Total Amount
2023 (remainder of year)	$25,258	$24,800	$50,058
2024	—	49,600	49,600
2025	—	49,600	49,600
2026	—	47,999	47,999
2027	—	7,597	7,597
Total future minimum lease payments	25,258	179,596	204,854
Less: Imputed interest	(497)	(24,158)	(24,655)
Present value of lease liabilities	$24,761	$155,438	$180,199
Remaining lease term (in years)	0.42	3.63

Note 11. Leases

Financing leases

The Company’s financing lease does not provide an implicit rate that can be readily determined. Therefore, the Company uses discount rates based on the incremental borrowing rate of its most recent external debt of 8%.

The Company’s weighted-average remaining lease term relating to its operating leases is 3.92 years, with a weighted-average discount rate of the 8.00%.

The Company incurred amortization expense for its financing lease of $1,299 and $0 during the years ended December 31, 2022 and 2021, respectively, which was included in general and administrative expenses in the consolidated statements of operations and comprehensive loss. During the years ended December 31, 2022 and 2021, the Company made cash lease payments of $1,522 and $0, respectively. At December 31, 2022 and 2021, the financing lease right-of-use asset was $64,416 and $0, respectively, and is included in property and equipment, net on the consolidated balance sheets, the current portion of financing lease liability was $14,327 and $0, respectively, and the operating lease liability, net of current portion was $48,946 and $0, respectively.

Operating leases

The Company’s operating leases do not provide an implicit rate that can be readily determined. Therefore, the Company uses discount rates based on the incremental borrowing rate of its most recent external debt of 8%.

The Company’s weighted-average remaining lease term relating to its operating leases is 0.81 years, with a weighted-average discount rate of the 8.00%.

The Company incurred lease expense for its operating leases of $47,612 and $31,266 during the years ended December 31, 2022 and 2021, respectively, which was included in general and administrative expenses in the consolidated statements of operations and comprehensive loss. During the years ended December 31, 2022 and 2021, the Company made cash lease payments of $47,612 and $31,266, respectively. At December 31, 2022 and 2021, the operating lease right-of-use asset was $62,113 and $49,432, respectively, the current portion of operating lease liability was $62,113 and $39,148, respectively, and the operating lease liability, net of current portion was $0 and $10,283, respectively.

The following table presents information about the future maturity of the lease liabilities under the Company’s operating and financing leases as of December 31, 2022.

Maturity of Lease Liabilities	Operating lease liabilities	Finance lease liability	Total Amount
2023	$64,364	$18,871	$83,235
2024	—	18,871	18,871
2025	—	18,871	18,871
2026	—	17,299	17,299
Total future minimum lease payments	64,364	73,912	138,276
Less: Imputed interest	(2,251)	(10,639)	(12,890)
Present value of lease liabilities	$62,113	$63,273	$125,386
Remaining lease term (in years)	0.81	3.92